DECHERT
                              1775 Eye Street, N.W.
                             Washington, D.C. 20006

                                   May 7, 2001


VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


     Re: USLICO Series Fund
         (File Nos. 33-20957 and 811-05451)


Dear Sir or Madam:

     On behalf of the above-captioned registrant ("Registrant"), we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that (i) the form of Prospectus and Statement of Additional Information that the Registrant would have filed pursuant to Rule 497(c) would not have differed from those filed on April 27, 2001, as part of the Registrant's most recent registration statement, and (ii) the text of the Registrant's most recent registration statement was filed electronically on April 27, 2001.

     No fees are required in connection with this filing. If you have any questions concerning this filing, please do not hesitate to contact the undersigned at (202) 261-3494 or Karen L. Anderberg at (202) 261-3384.

                                     Very truly yours,

                                     /s/ Petros L. Tsirigotis